Organization	12 Months Ended
Mar. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

Notes to consolidated financial statements

1. Organization

Azure Power Global Limited (“APGL” or “Azure”) organized under the laws of Mauritius was incorporated on January 30, 2015. APGL’s subsidiaries are organized under the laws of India (except for one U.S. subsidiary and two subsidiaries in Mauritius) and are engaged in the development, construction, ownership, operation, maintenance and management of renewable energy assets based on long-term contracts (Power Purchase Agreements or “PPA”) with Indian Government energy distribution companies as well as other Indian non-governmental energy distribution companies and Indian commercial customers. APGL and its subsidiaries are hereinafter referred to as the “Company”. During the current year the Company has entered into a sale agreement for the disposal of its rooftop business. See also Note 23.